Risks Arising From Financial Instruments - Disclosure of Financial Assets And Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	$ 14,173	$ 17,070
Financial assets at fair value through profit or loss	408	343
Financial assets at fair value through OCI	1,032	825
Total	15,613	18,239
Financial liabilities at amortized cost	92,058	93,184
Financial liabilities at fair value through profit or loss	5,238	7,143
Financial liabilities at fair value through OCI	908	686
Total	98,204	101,013
Trade and other payables [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	20,918	21,348
Financial liabilities at fair value through profit or loss	556	241
Total	21,474	21,589
Non-current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	67,730	70,938
Financial liabilities at fair value through profit or loss	1,178	1,191
Total	68,908	72,128
Current interest-bearing loans and borrowings [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	3,381	885
Total	3,381	885
Bank Overdrafts [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	29	14
Total	29	14
Equity swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	3,206	5,481
Total	3,206	5,481
Foreign exchange derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	185	127
Financial liabilities at fair value through OCI	501	435
Total	686	563
Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	107	46
Total	107	46
Cross currency interest rate swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through OCI	300	205
Total	300	205
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at fair value through profit or loss	114	102
Total	114	102
Non-current financial liabilities [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	68,432	71,678
Financial liabilities at fair value through profit or loss	1,474	1,320
Financial liabilities at fair value through OCI	302	183
Total	70,207	73,182
Current financial liabilities [member]
Disclosure of Financial assets and liabilities [line items]
Financial liabilities at amortized cost	23,626	21,506
Financial liabilities at fair value through profit or loss	3,764	5,822
Financial liabilities at fair value through OCI	607	503
Total	27,996	27,831
Cash and cash equivalents [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	7,658	11,638
Total	7,658	11,638
Trade and other receivables [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	6,494	5,406
Total	6,494	5,406
Investment securities [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	20	27
Financial assets at fair value through profit or loss	353	306
Financial assets at fair value through OCI	145	134
Total	518	467
Foreign exchange derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	43	26
Financial assets at fair value through OCI	128	38
Total	171	63
Commodity derivatives [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	397	439
Total	397	439
Cross currency interest rate swaps [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through OCI	361	214
Total	361	214
Interest rate swap [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at fair value through profit or loss	12	11
Total	12	11
Non-current financial assets [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	527	499
Financial assets at fair value through profit or loss	0
Financial assets at fair value through OCI	457	279
Total	985	778
Current financial assets [member]
Disclosure of Financial assets and liabilities [line items]
Financial assets at amortized cost	13,646	16,571
Financial assets at fair value through profit or loss	408	343
Financial assets at fair value through OCI	575	546
Total	$ 14,628	$ 17,460